Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates (Details)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
China, Yuan Renminbi | Period End Exchange Rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	7.148		7.1891
China, Yuan Renminbi | Average Exchange Rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Average currency exchange rates	7.1788	7.1023
Euro Member Countries, Euro | Period End Exchange Rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	0.8475		0.9615
Euro Member Countries, Euro | Average Exchange Rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Average currency exchange rates	0.9147	0.9223
United Kingdom, Pounds | Period End Exchange Rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	0.7299		0.7937
United Kingdom, Pounds | Average Exchange Rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Average currency exchange rates	0.7668	0.7874